Events after the reporting date (Details) ₽ in Millions	3 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 RUB (₽)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 RUB (₽)
Events after the reporting date
Dividend approved	$ 8,697,584	₽ 643	$ 17,559,633	₽ 1,145